Shareholders' Equity (Details) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 04, 2019	Jan. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jan. 29, 2019	Jan. 22, 2019	Jan. 20, 2019	Jan. 12, 2019
Shareholders' Equity (Textual)
Common stock, shares authorized			300,000,000	300,000,000
Common stock, shares issued			128,326,243	128,846,064
Common stock, shares outstanding			128,326,243	128,846,064
Preferred shares, authorised			100,000,000	100,000,000
Preferred shares, issued
Preferred shares, outstanding
Shares of common stock redeemed	100,000
Value of common stock redeemed	$ 50,000
Price per share	$ 0.50					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Description of warrants			The Company had outstanding warrants to purchase an aggregate of 503,523 shares of common stock. Of those 503,523 warrants, 283,523 had an exercise price of $0.01 per share; 70,000 had an exercise price of $5.00 per share; 100,000 had an exercise price of $1.00 per share; and the remaining 50,000 had an exercise price of $0.50 per share.
Description of consulting agreement		The Company entered into an agreement with a consultant to its subsidiary, Lextrum, to amend a consulting agreement between the consultant and Lextrum to allow the consultant to elect to take from 50% to 100% of its compensation in the form of common stock of the Company. Common stock to be issued to the consultant will be paid on a quarterly basis. On March 12, 2020, the Company issued 165,095 shares of its common stock in satisfaction of $106,238 that was owed by Lextrum to the consultant for services previously rendered. The fair value on the issue date of the 165,095 shares was $193,160. The Company booked the difference between the fair value of the shares issued and the amount owed by Lextrum to the consultant as general and administrative expense in the Company's Condensed Consolidated Financial Statements. To date, no additional shares of common stock have been issued pursuant to this agreement.
Preferred Series A [Member]
Shareholders' Equity (Textual)
Common stock, shares authorized					300,000,000
Common stock, shares outstanding					41,207,149
Preferred shares, authorised					5,000,000
Preferred shares, issued					2,600,000
Preferred shares, outstanding					2,600,000